Distribution Date:	10/18/21	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	17		David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46639JAA8	0.730200%	63,440,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639JAB6	2.071900%	87,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639JAC4	2.681800%	22,445,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639JAD2	2.875400%	185,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639JAE0	3.142500%	430,080,000.00	422,502,127.18	0.00	1,106,427.45	0.00	0.00	1,106,427.45	422,502,127.18	45.87%	30.00%
A-SB	46639JAF7	2.701800%	106,694,000.00	31,462,084.80	1,447,767.46	70,836.88	0.00	0.00	1,518,604.34	30,014,317.34	45.87%	30.00%
A-S	46639JAH3	3.371500%	107,059,000.00	107,059,000.00	0.00	300,791.18	0.00	0.00	300,791.18	107,059,000.00	33.07%	21.63%
B	46639JAJ9	3.674200%	84,689,000.00	84,689,000.00	0.00	259,303.60	0.00	0.00	259,303.60	84,689,000.00	22.93%	15.00%
C	46639JAK6	4.102151%	55,926,000.00	55,926,000.00	0.00	191,180.74	0.00	0.00	191,180.74	55,926,000.00	16.25%	10.63%
D	46639JAL4	4.102151%	47,937,000.00	47,937,000.00	0.00	163,870.67	0.00	0.00	163,870.67	47,937,000.00	10.51%	6.88%
E	46639JAP5	3.500000%	30,360,000.00	30,360,000.00	0.00	88,550.00	0.00	0.00	88,550.00	30,360,000.00	6.88%	4.50%
F	46639JAR1	3.500000%	12,783,000.00	12,783,000.00	0.00	37,283.75	0.00	0.00	37,283.75	12,783,000.00	5.35%	3.50%
NR	46639JAT7	3.500000%	44,741,391.00	44,731,491.17	0.00	77,801.37	0.00	0.00	77,801.37	44,731,491.17	0.00%	0.00%
R	46639JAV2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,278,318,391.00	837,449,703.15	1,447,767.46	2,296,045.64	0.00	0.00	3,743,813.10	836,001,935.69

Notional Certificates
X-A	46639JAG5	0.940666%	1,001,882,000.00	561,023,211.98	0.00	439,779.33	0.00	0.00	439,779.33	559,575,444.52
X-B	46639JAM2	0.322532%	276,436,391.00	276,426,491.17	0.00	74,297.01	0.00	0.00	74,297.01	276,426,491.17
Notional SubTotal			1,278,318,391.00	837,449,703.15	0.00	514,076.34	0.00	0.00	514,076.34	836,001,935.69

Deal Distribution Total					1,447,767.46	2,810,121.98	0.00	0.00	4,257,889.44

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639JAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639JAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639JAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639JAD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639JAE0	982.38031803	0.00000000	2.57260847	0.00000000	0.00000000	0.00000000	0.00000000	2.57260847	982.38031803
A-SB	46639JAF7	294.88148162	13.56934279	0.66392562	0.00000000	0.00000000	0.00000000	0.00000000	14.23326841	281.31213883
A-S	46639JAH3	1,000.00000000	0.00000000	2.80958331	0.00000000	0.00000000	0.00000000	0.00000000	2.80958331	1,000.00000000
B	46639JAJ9	1,000.00000000	0.00000000	3.06183330	0.00000000	0.00000000	0.00000000	0.00000000	3.06183330	1,000.00000000
C	46639JAK6	1,000.00000000	0.00000000	3.41845904	0.00000000	0.00000000	0.00000000	0.00000000	3.41845904	1,000.00000000
D	46639JAL4	1,000.00000000	0.00000000	3.41845902	0.00000000	0.00000000	0.00000000	0.00000000	3.41845902	1,000.00000000
E	46639JAP5	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
F	46639JAR1	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
NR	46639JAT7	999.77873218	0.00000000	1.73891263	1.17710869	38.82454035	0.00000000	0.00000000	1.73891263	999.77873218
R	46639JAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639JAG5	559.96934966	0.00000000	0.43895322	0.00000000	0.00000000	0.00000000	0.00000000	0.43895322	558.52430178
X-B	46639JAM2	999.96418767	0.00000000	0.26876711	0.00000000	0.00000000	0.00000000	0.00000000	0.26876711	999.96418767

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	09/01/21 - 09/30/21	30	0.00	1,106,427.45	0.00	1,106,427.45	0.00	0.00	0.00	1,106,427.45	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	70,836.88	0.00	70,836.88	0.00	0.00	0.00	70,836.88	0.00
A-S	09/01/21 - 09/30/21	30	0.00	300,791.18	0.00	300,791.18	0.00	0.00	0.00	300,791.18	0.00
B	09/01/21 - 09/30/21	30	0.00	259,303.60	0.00	259,303.60	0.00	0.00	0.00	259,303.60	0.00
C	09/01/21 - 09/30/21	30	0.00	191,180.74	0.00	191,180.74	0.00	0.00	0.00	191,180.74	0.00
D	09/01/21 - 09/30/21	30	0.00	163,870.67	0.00	163,870.67	0.00	0.00	0.00	163,870.67	0.00
E	09/01/21 - 09/30/21	30	0.00	88,550.00	0.00	88,550.00	0.00	0.00	0.00	88,550.00	0.00
F	09/01/21 - 09/30/21	30	0.00	37,283.75	0.00	37,283.75	0.00	0.00	0.00	37,283.75	0.00
NR	09/01/21 - 09/30/21	30	1,684,398.46	130,466.85	0.00	130,466.85	52,665.48	0.00	0.00	77,801.37	1,737,063.94
X-A	09/01/21 - 09/30/21	30	0.00	439,779.33	0.00	439,779.33	0.00	0.00	0.00	439,779.33	0.00
X-B	09/01/21 - 09/30/21	30	0.00	74,297.01	0.00	74,297.01	0.00	0.00	0.00	74,297.01	0.00
Totals			1,684,398.46	2,862,787.46	0.00	2,862,787.46	52,665.48	0.00	0.00	2,810,121.98	1,737,063.94

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,257,889.44
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,877,292.95	Master Servicing Fee	11,186.46
Interest Reductions due to Nonrecoverability Determination	(38,222.49)	Certificate Administration Fee	2,163.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,083.11
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,839,070.46	Total Fees	14,432.98

Principal		Expenses/Reimbursements
Scheduled Principal	1,447,767.43	Reimbursement for Interest on Advances	(302.86)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,490.48
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	327.89
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,447,767.43	Total Expenses/Reimbursements	14,515.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,810,121.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,447,767.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,257,889.44
Total Funds Collected	4,286,837.89	Total Funds Distributed	4,286,837.93

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	837,449,703.15	837,449,703.15	Beginning Certificate Balance	837,449,703.15
(-) Scheduled Principal Collections	1,447,767.43	1,447,767.43	(-) Principal Distributions	1,447,767.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	836,001,935.69	836,001,935.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	838,116,532.29	838,116,532.29	Ending Certificate Balance	836,001,935.69
Ending Actual Collateral Balance	836,580,927.30	836,580,927.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	9,900.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	9,900.00	0.00	Net WAC Rate	4.10%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	83,801,729.03	10.02%	16	4.2511	NAP	Defeased	5	83,801,729.03	10.02%	16	4.2511	NAP
$4,999,999 or less	2	6,440,394.88	0.77%	16	4.7840	2.967161	1.30 or less	6	164,437,660.02	19.67%	15	4.4677	1.207002
$5,000,000 to $9,999,999	6	44,966,229.11	5.38%	2	4.4169	1.872180	1.31 to 1.40	3	88,572,553.62	10.59%	15	3.7632	1.344084
$10,000,000 to $19,999,999	9	116,662,659.99	13.95%	15	4.3110	2.127848	1.41 to 1.50	1	78,223,801.29	9.36%	16	4.4690	1.450000
$20,000,000 to $24,999,999	2	42,662,575.12	5.10%	16	4.5777	1.337296	1.51 to 1.60	1	22,551,258.02	2.70%	16	4.8700	1.540000
$25,000,000 to $49,999,999	4	128,783,121.69	15.40%	16	4.0970	2.128415	1.61 to 1.75	3	103,410,085.43	12.37%	16	4.2784	1.705214
$50,000,000 to $99,999,999	3	181,849,324.57	21.75%	15	4.0948	1.490820	1.76 to 2.00	1	9,595,602.97	1.15%	(47)	4.7800	1.930000
$100,000,000 or Greater	2	230,835,901.30	27.61%	16	3.8572	1.741222	2.01 to 2.25	3	156,988,485.81	18.78%	16	3.5108	2.135981
Totals	33	836,001,935.69	100.00%	15	4.1226	1.805718	2.26 or Greater	10	128,420,759.50	15.36%	15	4.0761	2.802299
							Totals	33	836,001,935.69	100.00%	15	4.1226	1.805718
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	83,801,729.03	10.02%	16	4.2511	NAP	Virginia	1	26,911,064.38	3.22%	16	4.4690	1.450000
Alabama	2	23,561,852.61	2.82%	16	4.8349	1.505258	Totals	70	836,001,935.69	100.00%	15	4.1226	1.805718
Arizona	1	15,570,507.61	1.86%	15	3.8740	2.810000
									Property Type³
California	1	15,837,864.84	1.89%	17	4.2785	2.140000
Colorado	1	11,150,620.97	1.33%	15	4.0500	2.200000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	1,555,783.78	0.19%	14	4.0520	0.730000		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	4	50,870,089.16	6.08%	16	4.2400	1.710000	Defeased	13	83,801,729.03	10.02%	16	4.2511	NAP
Florida	3	37,247,299.96	4.46%	15	4.3206	1.602452	Industrial	15	83,660,860.29	10.01%	16	4.4977	1.435052
Georgia	1	28,725,070.32	3.44%	16	4.2460	1.360000	Lodging	4	19,492,767.69	2.33%	16	4.4449	2.672193
Illinois	1	9,088,502.28	1.09%	15	4.0600	2.510000	Mixed Use	9	8,870,125.07	1.06%	10	4.9100	1.220000
Indiana	1	11,900,000.00	1.42%	16	4.1065	3.100000	Mobile Home Park	4	50,870,089.16	6.08%	16	4.2400	1.710000
Massachusetts	4	36,857,863.70	4.41%	16	4.4441	1.396419	Office	6	182,964,445.80	21.89%	15	4.3300	1.608585
Missouri	1	52,755,434.12	6.31%	14	3.4000	1.340000	Retail	19	406,341,918.66	48.61%	14	3.8782	1.947776
New Jersey	2	175,469,689.90	20.99%	16	3.6172	2.021165	Totals	70	836,001,935.69	100.00%	15	4.1226	1.805718
New Mexico	1	9,595,602.97	1.15%	(47)	4.7800	1.930000
New York	1	4,118,863.87	0.49%	16	4.4690	1.450000
North Carolina	1	5,754,295.12	0.69%	16	4.4690	1.450000
Ohio	2	17,831,745.04	2.13%	16	4.4434	1.305371
Oklahoma	15	13,580,560.14	1.62%	10	4.9100	1.220000
Pennsylvania	5	127,728,833.41	15.28%	15	4.4664	1.438636
Rhode Island	1	7,092,049.18	0.85%	16	4.5100	1.310000
Tennessee	1	26,463,361.47	3.17%	15	4.2160	2.330000
Texas	2	29,070,608.05	3.48%	15	3.5173	3.329089
Utah	3	10,404,265.41	1.24%	16	4.7811	2.813875
Vermont	1	3,058,378.37	0.37%	14	4.0520	0.730000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	83,801,729.03	10.02%	16	4.2511	NAP	Defeased	5	83,801,729.03	10.02%	16	4.2511	NAP
	4.00000% or less	4	226,450,941.73	27.09%	15	3.4247	2.150445	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.15000%	4	37,763,879.99	4.52%	15	4.0705	2.339261	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.15001% to 4.30000%	7	163,350,314.46	19.54%	16	4.2491	1.787079	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.45000%	3	68,809,206.59	8.23%	16	4.3512	1.555629	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.45001% to 4.60000%	4	196,217,428.26	23.47%	15	4.4793	1.393963	49 months or greater	28	752,200,206.66	89.98%	15	4.1083	1.802356
	4.60001% to 4.75000%	2	9,026,152.61	1.08%	16	4.7291	2.831323	Totals	33	836,001,935.69	100.00%	15	4.1226	1.805718
	4.75001% to 4.90000%	3	36,056,114.83	4.31%	(1)	4.8432	1.793412
	4.90001% or Greater	1	14,526,168.19	1.74%	10	4.9100	1.220000
	Totals	33	836,001,935.69	100.00%	15	4.1226	1.805718
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	83,801,729.03	10.02%	16	4.2511	NAP	Defeased	5	83,801,729.03	10.02%	16	4.2511	NAP
	60 months or less	28	752,200,206.66	89.98%	15	4.1083	1.802356	Interest Only	3	170,025,000.00	20.34%	16	3.4389	2.407969
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	25	582,175,206.66	69.64%	14	4.3038	1.625486
	Totals	33	836,001,935.69	100.00%	15	4.1226	1.805718	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	836,001,935.69	100.00%	15	4.1226	1.805718
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	83,801,729.03	10.02%	16	4.2511	NAP				None
Underwriter's Information		3	33,210,273.44	3.97%	(5)	4.6398	1.778172
	12 months or less	24	711,919,626.85	85.16%	16	4.0818	1.805097
	13 months or greater	1	7,070,306.37	0.85%	15	4.2800	1.640000
	Totals	33	836,001,935.69	100.00%	15	4.1226	1.805718
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304274	RT	Hackensack	NJ	Actual/360	3.371%	365,191.67	0.00	0.00	N/A	02/01/23	--	130,000,000.00	130,000,000.00	10/01/21
2	30304275	OF	Pittsburgh	PA	Actual/360	4.484%	377,496.11	188,927.17	0.00	N/A	01/01/23	--	101,024,828.50	100,835,901.30	10/01/21
3	30304276	IN	Various	Various	Actual/360	4.469%	291,989.03	180,054.17	0.00	N/A	02/01/23	--	78,403,855.46	78,223,801.29	10/01/21
5	30304278	MH	Long Neck	DE	Actual/360	4.240%	180,165.10	120,032.93	0.00	N/A	02/01/23	--	50,990,122.09	50,870,089.16	10/01/21
6	30289570	RT	Des Peres	MO	Actual/360	3.400%	149,803.21	116,285.53	0.00	N/A	12/01/22	--	52,871,719.65	52,755,434.12	10/01/21
7	30304280	MF	Various	MI	Actual/360	4.285%	105,097.41	68,866.21	0.00	N/A	02/01/23	--	29,428,745.06	29,359,878.85	10/01/21
8	30304281	MF	Various	MI	Actual/360	4.285%	59,052.68	38,694.91	0.00	N/A	02/01/23	--	16,535,576.95	16,496,882.04	10/01/21
9	30304282	RT	Woodcliff Lake	NJ	Actual/360	4.321%	164,004.62	76,606.46	0.00	N/A	02/01/23	--	45,546,296.36	45,469,689.90	10/01/21
11	30304284	OF	Atlanta	GA	Actual/360	4.246%	101,848.29	59,185.34	0.00	N/A	02/01/23	--	28,784,255.66	28,725,070.32	10/01/21
13	30304286	OF	Nashville	TN	Actual/360	4.216%	93,167.99	55,042.33	0.00	N/A	01/01/23	--	26,518,403.80	26,463,361.47	10/01/21
15	30304288	RT	San Antonio	TX	Actual/360	3.470%	81,339.84	0.00	0.00	N/A	01/01/23	--	28,125,000.00	28,125,000.00	10/01/21
16	30304289	RT	Daphne	AL	Actual/360	4.870%	91,762.47	59,617.20	0.00	N/A	02/06/23	--	22,610,875.22	22,551,258.02	10/06/21
17	30304290	RT	Orlando	FL	Actual/360	4.250%	71,396.35	47,653.10	0.00	N/A	01/01/23	--	20,158,970.20	20,111,317.10	10/01/21
19	30304292	OF	Jacksonville	FL	Actual/360	4.209%	68,458.22	40,342.63	0.00	N/A	02/01/23	--	19,517,667.90	19,477,325.27	10/01/21
21	30304294	RT	Pittsburgh	PA	Actual/360	4.300%	51,319.52	49,420.68	0.00	N/A	02/01/23	--	14,321,725.88	14,272,305.20	10/01/21
22	30304295	RT	San Diego	CA	Actual/360	4.279%	56,583.63	32,266.13	0.00	N/A	03/01/23	--	15,870,130.97	15,837,864.84	10/01/21
23	30304296	OF	Scottsdale	AZ	Actual/360	3.874%	50,369.81	31,911.67	0.00	N/A	01/01/23	--	15,602,419.28	15,570,507.61	10/01/21
24	30304297	Various Various		Various	Actual/360	4.910%	59,575.11	33,939.80	0.00	N/A	08/01/22	--	14,560,107.99	14,526,168.19	10/01/21
29	30304302	RT	Cincinnati	OH	Actual/360	4.430%	43,375.80	26,979.04	0.00	N/A	02/06/23	--	11,749,652.87	11,722,673.83	10/06/21
30	30304303	OF	Centennial	CO	Actual/360	4.050%	37,724.86	27,115.96	0.00	N/A	01/01/23	--	11,177,736.93	11,150,620.97	10/01/21
32	30304305	OF	Chicago	IL	Actual/360	4.210%	37,298.99	25,125.14	0.00	N/A	02/07/23	--	10,631,541.94	10,606,416.80	10/07/21
33	30304306	RT	Lowell	MA	Actual/360	4.390%	42,569.44	19,451.69	0.00	N/A	01/01/23	--	11,636,294.55	11,616,842.86	10/01/21
34	30304307	RT	Palm Harbor	FL	Actual/360	4.490%	37,748.40	22,982.56	0.00	N/A	02/01/23	--	10,088,659.05	10,065,676.49	10/01/21
35	30304308	RT	Valparaiso	IN	Actual/360	4.106%	40,722.79	0.00	0.00	N/A	02/01/23	--	11,900,000.00	11,900,000.00	10/01/21
37	30304310	LO	Lincolnshire	IL	Actual/360	4.060%	30,824.11	22,072.78	0.00	N/A	01/01/23	--	9,110,575.06	9,088,502.28	10/01/21
38	30304311	RT	Sante Fe	NM	Actual/360	4.780%	0.00	0.00	0.00	N/A	11/01/17	--	9,595,602.97	9,595,602.97	07/01/17
39	30304312	OF	Chicago	IL	Actual/360	4.210%	27,645.13	18,622.17	0.00	N/A	02/07/23	--	7,879,848.24	7,861,226.07	10/07/21
40	30304313	RT	Miami Beach	FL	Actual/360	4.280%	25,276.94	16,687.37	0.00	N/A	01/06/23	--	7,086,993.74	7,070,306.37	10/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
41	30304314	RT	Smithfield	RI	Actual/360	4.510%	26,714.98	16,150.15	0.00	N/A	02/01/23	--	7,108,199.33	7,092,049.18	10/01/21
42	30304315	LO	Cedar City	UT	Actual/360	4.744%	25,759.34	21,529.38	0.00	N/A	02/01/23	--	6,516,540.95	6,495,011.57	10/01/21
46	30304319	RT	Various	Various	Actual/360	4.052%	19,039.35	13,749.18	0.00	N/A	12/01/22	--	5,638,505.92	5,624,756.74	10/01/21
47	30304320	LO	St. George	UT	Actual/360	4.843%	15,830.51	12,829.80	0.00	N/A	02/01/23	--	3,922,083.64	3,909,253.84	10/01/21
50	30304323				Actual/360	4.692%	9,918.76	5,625.95	0.00	N/A	02/01/23	--	2,536,766.99	2,531,141.04	10/01/21
Totals							2,839,070.46	1,447,767.43	0.00				837,449,703.15	836,001,935.69
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,170,741.40	10,119,429.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,901,538.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,110,807.97	9,051,139.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,966,648.99	6,224,341.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,428,138.49	3,697,405.63	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	4,360,411.15	5,191,227.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,751,505.76	3,148,223.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,066.27	0.00
13	4,740,339.24	4,827,767.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,797,560.76	3,738,014.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,085,104.21	3,080,686.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,738,256.10	1,743,961.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	3,272,675.34	3,190,198.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,306,387.46	2,451,929.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,585,212.82	2,977,126.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,006,789.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,423,235.13	1,125,782.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,567,554.79	1,845,641.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,078,372.34	269,844.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,627,062.35	1,919,172.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,435,065.78	1,675,417.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	79,122.10	71,833.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	08/11/21	6,632,179.79	724,717.27	(97.32)	1,173,359.02	39,083.13	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	671,295.25	722,868.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	987,160.74	1,730,768.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	616,133.87	312,944.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	207,960.46	1,123,929.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	419,578.75	602,214.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	92,334,659.19	70,841,868.27				6,632,179.79	724,717.27	(97.32)	1,173,359.02	40,149.40	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	1	5,624,756.74	0	0.00	0	0.00	4.122639%	4.101858%	15
09/17/21	1	7,086,993.74	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.122936%	4.102151%	16
08/17/21	1	7,102,780.36	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.123213%	4.102424%	17
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.123488%	4.102695%	18
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.123778%	4.102982%	19
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.124049%	4.103249%	20
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.124335%	4.103531%	21
03/17/21	1	53,542,666.59	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.124601%	4.103794%	22
02/18/21	1	7,200,524.45	1	5,732,232.01	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.124919%	4.104108%	23
01/15/21	1	5,744,975.05	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	1	6,206,270.29	4.125181%	4.104366%	24
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.130740%	4.109658%	25
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	1	9,595,602.97	0	0.00	0	0.00	0	0.00	4.131016%	4.109930%	26
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
38	30304311	07/01/17	50	5	(97.32)	1,173,359.02	1,345,240.27	10,174,594.58	04/26/17	7			05/16/18
Totals					(97.32)	1,173,359.02	1,345,240.27	10,174,594.58

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		9,595,603	0		0		9,595,603
0 - 6 Months		0	0		0		0
7 - 12 Months		14,526,168	14,526,168		0		0
13 - 24 Months		811,880,165	811,880,165		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		0	0		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-21	836,001,936	826,406,333	0	0		0	9,595,603
Sep-21	837,449,703	820,767,106	7,086,994	0		0	9,595,603
Aug-21	838,814,033	822,115,650	7,102,780	0		0	9,595,603
Jul-21	840,173,338	830,577,735	0	0		0	9,595,603
Jun-21	841,606,234	832,010,631	0	0		0	9,595,603
May-21	842,955,253	833,359,650	0	0		0	9,595,603
Apr-21	844,378,231	834,782,628	0	0		0	9,595,603
Mar-21	845,717,040	782,578,771	53,542,667	0		0	9,595,603
Feb-21	847,288,738	824,760,378	7,200,524	5,732,232		0	9,595,603
Jan-21	848,616,824	833,276,246	5,744,975	0		0	9,595,603
Dec-20	856,158,308	846,562,705	0	0		0	9,595,603
Nov-20	857,569,190	847,973,587	0	0		0	9,595,603
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30289570	52,755,434.12	52,755,434.12	340,000,000.00	11/02/12	3,387,004.63	1.34000	03/31/21	12/01/22	256
38	30304311	9,595,602.97	10,174,594.58	7,100,000.00	04/05/21	1,084,103.00	1.93000	07/30/12	11/01/17	252
40	30304313	7,070,306.37	7,070,306.37	7,500,000.00	08/04/20	825,921.30	1.64000	12/31/19	01/06/23	254
Totals		69,421,343.46	70,000,335.07	354,600,000.00		5,297,028.93

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	30289570	RT	MO	04/06/20	3
10/12/2021 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Parent Co of Borrower filed BNK. Reviewing options with counsel and Borrower as case progresses.

38	30304311	RT	NM	04/26/17	7
10/12/2021 - The property is now being managed and leased by Colliers as a REO property. CBRE has been retained to work on national outlet tenants. 2 new tenants have been identified and LOI''s completed that are now going to lease for
	approximately 6,000	SF with term and fixed base rent on a NNN basis. Leases have been sent to both tenants with one on its second iteration. The property is seeing a resurgence in leasing activity now that NM has opened up fully, including national, regional and local tenan ts. One of those leases is now fully executed for ~2,100 SF and discussions with additional national tenants are ongoing with a prior anchor tenant looking into the possibility of returning to the center.

40	30304313	RT	FL	06/22/20	9
10/12/2021 - COVID related transfer. The Loan transferred to special servicing effective 6/22/2020. The loan is currently due for the 11/6/2021 payment. The property is currently 55% occupied (the other space was vacated 4/30/2020 at lease expiration). Initial conversations with Borrower contemplated a forbearance/deferment arrangement, though specifics were not discussed and a proposal never made. The mezzanine loan holder finalized its equity collateral foreclosure in April
2021. Currently addressing some remaining issues (primarily insurance related) before returning to the master servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30304294	15,075,202.98	4.30000%	15,075,202.98	4.30000%	8	05/18/20	05/18/20	05/20/20
21	30304294	0.00	4.30000%	0.00	4.30000%	8	05/20/20	05/18/20	05/18/20
46	30304319	0.00	4.05200%	0.00	4.05200%	8	07/22/20	05/01/20	07/28/20
46	30304319	0.00	4.05200%	0.00	4.05200%	8	07/28/20	05/01/20	07/22/20
46	30304319	0.00	4.05200%	0.00	4.05200%	8	09/23/21	02/25/21	09/23/21
Totals		15,075,202.98		15,075,202.98
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	11,014.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	1,999.08	0.00	0.00	0.00	0.00	38,222.49	0.00	0.00	0.00	0.00
40	0.00	0.00	1,476.46	0.00	0.00	0.00	0.00	0.00	(302.86)	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	327.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,490.48	0.00	327.89	0.00	0.00	38,222.49	(302.86)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		52,738.00

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Supplemental Notes
None

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